Reportable Segments And Geographical Information (Schedule Of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property and equipment, net	$ 41,278	$ 28,299
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	24,247	14,535
Security Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	5,941	4,533
Financial Crime And Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	7,157	7,319
Non-Allocated [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 3,933	$ 1,912